PENSION AND OTHER POSTRETIREMENT BENEFITS	12 Months Ended
Dec. 29, 2018
PENSION AND OTHER POSTRETIREMENT BENEFITS
PENSION AND OTHER POSTRETIREMENT BENEFITS

NOTE 6. PENSION AND OTHER POSTRETIREMENT BENEFITS

Defined Benefit Plans

        We sponsor a number of defined benefit plans, the accrual of benefits under some of which has been frozen, covering eligible employees in the U.S. and certain other countries. Benefits payable to an employee are based primarily on years of service and the employee's compensation during the course of his or her employment with us.

        We are also obligated to pay unfunded termination indemnity benefits to certain employees outside of the U.S., which are subject to applicable agreements, laws and regulations. We have not incurred significant costs related to these benefits, and, therefore, no related costs are included in the disclosures below.

        In July 2018, our Board of Directors ("Board") approved the termination of the ADPP, a U.S. defined benefit plan, effective as of September 28, 2018. In connection with the termination, we contributed $200 million to the ADPP in August 2018 using U.S. commercial paper borrowings. During the fourth quarter of 2018, we settled approximately $152 million of the ADPP liability through lump-sum payments from existing plan assets to eligible participants who elected to receive them and recorded approximately $85 million of non-cash charges associated with these settlements. We expect to settle the remaining liability of approximately $792 million through the purchase of a group annuity contract(s) from one or more yet-to-be-identified highly rated insurance companies in the first half of 2019. Upon transfer of this remaining liability, we expect to recognize an additional $490 million of non-cash pretax charges and related tax benefits of $190 million. As of December 29, 2018, the ADPP was underfunded by approximately $57 million.

        In December 2015, we offered eligible former employees who were vested participants in the ADPP the opportunity to receive their benefits immediately as either a lump-sum payment or an annuity, rather than waiting until they are retirement eligible under the terms of the plan. In the second quarter of 2016, approximately $70 million of pension obligations related to the ADPP were settled from existing plan assets and a non-cash pre-tax settlement charge of $41.4 million was recorded in "Other expense, net" in the Consolidated Statements of Income. This settlement required us to remeasure the remaining net pension obligations of the ADPP. As a result, in 2016, we recognized approximately $72 million of additional net pension obligations with a corresponding increase in actuarial losses recorded in "Accumulated other comprehensive loss," primarily due to lower discount rates in effect when the plan was remeasured.

Plan Assets

        Our investment management of our ADPP assets utilizes a liability driven investment (LDI) strategy. Under an LDI strategy, the assets are invested in a diversified portfolio that consists primarily of investment grade fixed income securities and cash. This strategy is intended to more closely match the short-term liabilities of the plan. The investment objective of the portfolio is to improve the funded status of the plan; as funded status reaches certain trigger points, the portfolio moves to a more conservative asset allocation, hedging more of the interest rate risk of the plan's liabilities. The investment portfolio is designed to hedge the plan's liabilities and balance risk and return within the limits of prudent risk-taking and Section 404 of the Employee Retirement Income Security Act of 1974, as amended.

        Assets in our international plans are invested in accordance with locally accepted practices and primarily include equity securities, fixed income securities, insurance contracts and cash. Asset allocations and investments vary by country and plan. Our target plan asset investment allocation for our international plans combined is 32% in equity securities, 44% in fixed income securities and cash, and 24% in insurance contracts and other investments, subject to periodic fluctuations in these respective asset classes.

Fair Value Measurements

        The valuation methodologies we use for assets measured at fair value are described below.

        Cash is valued at nominal value. Cash equivalents and mutual funds are valued at fair value as determined by quoted market prices, based upon the net asset value ("NAV") of shares held at year-end. Fixed income treasury securities are valued at fair value as determined by quoted prices in active markets. The fixed income municipal and corporate bonds are valued at fair value based on quoted prices for similar instruments in active markets or other inputs that are observable or can be corroborated by observable market data. Pooled funds are structured as collective trusts, not publicly traded, and valued by calculating NAV per unit based on the NAV of the underlying funds/trusts as a practical expedient for the fair value of the pooled funds. Insurance contracts are valued at book value, which approximates fair value and is calculated using the prior year balance plus (minus) investment returns and changes in cash flows.

        These methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while we believe the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

        The following table sets forth, by level within the fair value hierarchy (as applicable), U.S. plan assets (all in the ADPP) at fair value:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

2018
Cash and cash equivalents	$27.1	$27.1	$–	$–
Equity securities	.3	–	.3	–
Fixed income securities – government and municipal bonds	113.0	66.3	46.7	–
Fixed income securities – corporate bonds	592.8	–	592.8	–
Other	2.4	–	2.4	–

Total U.S. plan assets	$735.6

2017
Cash	$–	$–	$–	$–
Pooled funds – liability-hedging portfolio(1)	275.6
Pooled funds – growth portfolio(1)	464.6

Total U.S. plan assets	$740.2

(1)

Pooled funds that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to reconcile to total U.S. plan assets.

        The following table sets forth, by level within the fair value hierarchy (as applicable), international plan assets at fair value:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

2018
Cash	$4.1	$4.1	$–	$–
Insurance contracts	36.9	–	–	36.9
Pooled funds – fixed income securities(1)	300.4
Pooled funds – equity securities(1)	185.0
Pooled funds – other investments(1)	105.4

Total international plan assets at fair value	$631.8

2017
Cash	$1.7	$1.7	$–	$–
Insurance contracts	35.7	–	–	35.7
Pooled funds – fixed income securities(1)	278.5
Pooled funds – equity securities(1)	277.3
Pooled funds – other investments(1)	90.5

Total international plan assets at fair value	$683.7

(1)

Pooled funds that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to reconcile to total international plan assets.

        The following table presents a reconciliation of Level 3 international plan asset activity during the year ended December 29, 2018:

Level 3 Assets
(In millions)	Insurance Contracts

Balance at December 30, 2017	$35.7
Net realized and unrealized gain	1.0
Purchases	5.9
Settlements	(5.0)
Transfer	.1
Impact of changes in foreign currency exchange rates	(.8)

Balance at December 29, 2018	$36.9

Postretirement Health Benefits

        We provide postretirement health benefits to certain retired U.S. employees up to the age of 65 under a cost-sharing arrangement and provide supplemental Medicare benefits to certain U.S. retirees over the age of 65. Our policy is to fund the cost of the postretirement benefits from operating cash flows. While we have not expressed any intent to terminate postretirement health benefits, we may do so at any time, subject to applicable laws and regulations.

Plan Assumptions

Discount Rate

        In consultation with our actuaries, we annually review and determine the discount rates used to value our postretirement obligations. With the exception of the ADPP, the assumed discount rate for each pension plan reflects market rates for high quality corporate bonds currently available. Our discount rate is determined by evaluating yield curves consisting of large populations of high quality corporate bonds. The projected pension benefit payment streams are then matched with bond portfolios to determine a rate that reflects the liability duration unique to our plans. As of December 29, 2018, the discount rate for the ADPP, after reflecting the plan's termination, was based on estimated insurer pricing.

        We use the full yield curve approach to estimate the service and interest cost components of net periodic benefit cost for our pension and other postretirement benefit plans. Under this approach, we applied multiple discount rates from a yield curve composed of the rates of return on several hundred high-quality, fixed income corporate bonds available at the measurement date. We believe this approach provides a more precise measurement of service and interest cost by aligning the timing of the plans' liability cash flows to the corresponding rates on the yield curve.

Long-term Return on Assets

        We determine the long-term rate of return assumption for plan assets by reviewing the historical and expected returns of both the equity and fixed income markets, taking into account our asset allocation, the correlation between returns in our asset classes, and the mix of active and passive investments. Additionally, current market conditions, including interest rates, are evaluated and market data is reviewed for reasonableness and appropriateness.

Measurement Date

        We measure the actuarial value of our benefit obligations and plan assets using the calendar month-end closest to our fiscal year-end and adjust for any contributions or other significant events between the measurement date and our fiscal year-end.

Plan Balance Sheet Reconciliations

        The following table provides a reconciliation of benefit obligations, plan assets, funded status of the plans and accumulated other comprehensive loss for our defined benefit plans:

Plan Benefit Obligations

	Pension Benefits				U.S. Postretirement Health Benefits
	2018		2017		2018	2017
(In millions)	U.S.	Int'l	U.S.	Int'l

Change in projected benefit obligations
Projected benefit obligations at beginning of year	$1,082.1	$836.7	$1,033.7	$762.9	$4.1	$5.0
Service cost	–	19.2	.5	18.2	–	–
Interest cost	34.5	15.7	35.3	14.3	.1	.1
Participant contribution	–	3.8	–	3.4	.5	.5
Amendments	–	–	–	(2.1)	–	–
Actuarial (gain) loss	(13.2)	(58.8)	73.1	(26.4)	.2	(.1)
Plan transfers	–	–	–	(1.3)	–	–
Benefits paid	(61.8)	(22.3)	(60.5)	(22.5)	(1.1)	(1.4)
Settlements(1)	(173.1)	(9.5)	–	–	–	–
Foreign currency translation	–	(29.0)	–	90.2	–	–

Projected benefit obligations at end of year	$868.5	$755.8	$1,082.1	$836.7	$3.8	$4.1

Accumulated benefit obligations at end of year	$868.5	$696.7	$1,082.1	$775.6

(1)

In 2018, settlements in the U.S. related to lump-sum payments associated with the ADPP and two nonqualified benefit plans. Settlements in our international plans related to lump-sum payments in the UK and France.

Plan Assets

	Pension Benefits				U.S. Postretirement Health Benefits
	2018		2017		2018	2017
(In millions)	U.S.	Int'l	U.S.	Int'l

Change in plan assets
Plan assets at beginning of year	$740.2	$683.7	$672.1	$584.2	$–	$–
Actual return on plan assets	(3.6)	(13.3)	90.1	34.2	–	–
Plan transfers	–	–	–	(.7)	–	–
Employer contributions(1)	233.9	14.7	38.5	14.0	.6	.9
Participant contributions	–	3.8	–	3.4	.5	.5
Benefits paid	(61.8)	(22.3)	(60.5)	(22.5)	(1.1)	(1.4)
Settlements(2)	(173.1)	(9.5)	–	–	–	–
Foreign currency translation	–	(25.3)	–	71.1	–	–

Plan assets at end of year	$735.6	$631.8	$740.2	$683.7	$–	$–

(1)	In connection with ADPP's termination in the U.S., a contribution of $200 million was made in August 2018 using commercial paper borrowings.
(2)

In 2018, settlements in the U.S. related to lump-sum payments associated with the ADPP and two nonqualified benefit plans. Settlements in our international plans related to lump-sum payments in the UK and France.

Funded Status

	Pension Benefits				U.S. Postretirement Health Benefits
	2018		2017		2018	2017
(In millions)	U.S.	Int'l	U.S.	Int'l

Funded status of the plans
Other assets	$–	$12.6	$–	$–	$–	$–
Other accrued liabilities(1)	(65.1)	(2.0)	(33.4)	(2.4)	(.4)	(.5)
Long-term retirement benefits and other liabilities(2)	(67.8)	(134.6)	(308.5)	(150.6)	(3.4)	(3.6)

Plan assets less than benefit obligations	$(132.9)	$(124.0)	$(341.9)	$(153.0)	$(3.8)	$(4.1)

(1)	In connection with its termination, we reclassified the ADPP's underfunded benefit obligation in the U.S. of approximately $57 million to other accrued liabilities
(2)	In accordance with our funding strategy, we have the option to fund in the U.S. certain of these liabilities with proceeds from our corporate-owned life insurance policies.

					U.S. Postretirement
	Pension Benefits				Health Benefits
	2018		2017		2018	2017
	U.S.	Int'l	U.S.	Int'l

Weighted-average assumptions used to determine year-end benefit obligations
Discount rate	3.72%	2.39%	3.71%	2.25%	4.21%	3.55%
Compensation rate increase	–	2.23	–	2.26	–	–

        For U.S. and international plans combined, the projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $1.47 billion and $1.20 billion, respectively, at year-end 2018 and $1.92 billion and $1.42 billion, respectively, at year-end 2017.

        For U.S. and international plans combined, the accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $1.02 billion and $792 million, respectively, at year-end 2018 and $1.44 billion and $994 million, respectively, at year-end 2017.

Accumulated Other Comprehensive Loss

        The following table sets forth the pre-tax amounts recognized in "Accumulated other comprehensive loss" in the Consolidated Balance Sheets:

	Pension Benefits				U.S. Postretirement Health Benefits
	2018		2017		2018	2017
(In millions)	U.S.	Int'l	U.S.	Int'l

Net actuarial loss	$487.5	$149.3	$567.2	$186.5	$15.8	$17.0
Prior service cost (credit)	15.9	(6.7)	16.7	(7.4)	(9.8)	(13.1)
Net transition obligation	–	.1	–	.1	–	–

Net amount recognized in accumulated other comprehensive loss	$503.4	$142.7	$583.9	$179.2	$6.0	$3.9

        The following table sets forth the pre-tax amounts recognized in "Other comprehensive loss (income)":

	Pension Benefits						U.S. Postretirement Health Benefits
	2018		2017		2016		2018	2017	2016
(In millions)	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Net actuarial loss (gain)	$33.5	$(27.2)	$21.8	$(17.2)	$39.1	$48.9	$.2	$–	$(.2)
Prior service credit	–	–	–	(2.1)	–	(.6)	–	–	–
Amortization of unrecognized:
Net actuarial loss	(21.2)	(8.1)	(18.7)	(10.8)	(19.0)	(7.0)	(1.4)	(1.5)	(1.7)
Prior service (cost) credit	(.8)	.5	(.9)	.4	(1.2)	.4	3.3	3.3	3.2
Net transition obligation	–	–	–	–	–	(.1)	–	–	–
Settlements	(92.0)	(1.7)	–	–	(41.4)	–	–	–	–

Net amount recognized in other comprehensive (income) loss	$(80.5)	$(36.5)	$2.2	$(29.7)	$(22.5)	$41.6	$2.1	$1.8	$1.3

Plan Income Statement Reconciliations

        The following table sets forth the components of net periodic benefit cost, which are recorded in net income for our defined benefit plans:

	Pension Benefits						U.S. Postretirement Health Benefits
	2018		2017		2016		2018	2017	2016
(In millions)	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Service cost	$–	$19.2	$.5	$18.2	$.4	$13.9	$–	$–	$–
Interest cost	34.5	15.7	35.3	14.3	34.4	16.4	.1	.1	.1
Actuarial (gain) loss	(.6)	–	1.7	–	(.2)	–	–	–	–
Expected return on plan assets	(42.5)	(23.8)	(40.5)	(21.1)	(42.7)	(21.4)	–	–	–
Amortization of actuarial loss	21.2	8.1	18.7	10.8	19.0	7.0	1.4	1.5	1.7
Amortization of prior service cost (credit)	.8	(.5)	.9	(.4)	1.2	(.4)	(3.3)	(3.3)	(3.2)
Amortization of transition obligation	–	–	–	–	–	.1	–	–	–
Recognized net gain on curtailments	–	–	–	–	–	(.2)	–	–	–
Recognized loss on settlements(1)	92.0	1.7	–	–	41.4	–	–	–	–

Net periodic benefit cost (credit)	$105.4	$20.4	$16.6	$21.8	$53.5	$15.4	$(1.8)	$(1.7)	$(1.4)

(1)

In 2018, settlements in the U.S. related to lump-sum payments associated with the ADPP and two nonqualified benefit plans. Settlements in our international plans related to lump-sum payments in the UK and France. In 2016, we recognized a loss on settlements related to the ADPP as a result of making the lump-sum pension payments described above.

        The following table sets forth the weighted-average assumptions used to determine net periodic cost:

	Pension Benefits						U.S. Postretirement Health Benefits
	2018		2017		2016		2018	2017	2016
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Discount rate	3.72%	2.25%	4.18%	2.12%	4.55%	2.95%	3.55%	3.95%	4.13%
Expected return on assets	7.00	3.78	7.00	3.77	7.25	4.14	–	–	–
Compensation rate increase	–	2.26	–	2.24	–	2.24	–	–	–

Plan Contributions

        We make contributions to our defined benefit plans sufficient to meet the minimum funding requirements of applicable laws and regulations, plus additional amounts, if any, we determine to be appropriate. The following table sets forth our expected contributions in 2019:

(In millions)

U.S. pension plans	$65.2
Int'l pension plans	10.7
U.S. postretirement health benefits	.4

Future Benefit Payments

        The future benefit payments shown below, which reflect expected service periods for eligible participants, exclude estimates for the ADPP. We expect to settle the future benefit payments for the ADPP in the first half of 2019. These payments are estimated to be $792 million and have been included in the projected benefit obligation table above.

	Pension Benefits		U.S. Postretirement Health Benefits
(In millions)	U.S.	Int'l

2019	$8.5	$20.2	$.4
2020	7.4	21.9	.4
2021	7.7	21.6	.4
2022	6.4	24.0	.3
2023	6.3	25.3	.3
2024 - 2028	27.5	146.2	1.3

Defined Contribution Plans

        We sponsor various defined contribution plans worldwide, the largest of which is the Avery Dennison Corporation Employee Savings Plan ("Savings Plan"), a 401(k) plan for our U.S. employees.

        We recognized expense of $21.8 million, $20.2 million, and $20 million in 2018, 2017, and 2016, respectively, related to our employer contributions and employer match of participant contributions to the Savings Plan.

Other Retirement Plans

        We have deferred compensation plans that permit eligible employees and directors to defer a portion of their compensation. The compensation voluntarily deferred by the participant, together with certain employer contributions, earns specified and variable rates of return. As of year-end 2018 and 2017, we had accrued $84.3 million and $86.9 million, respectively, for our obligations under these plans. A portion of the interest on certain of our contributions may be forfeited by participants if their employment terminates before age 55 other than by reason of death or disability.

        Our Directors Deferred Equity Compensation Program allows our non-employee directors to elect to receive their cash compensation in deferred stock units ("DSUs") issued under our equity plans. Additionally, two legacy deferred compensation plans had DSUs that were issued under our equity plans. Dividend equivalents, representing the value of dividends per share paid on shares of our common stock and calculated with reference to the number of DSUs held as of a quarterly dividend record date, are credited in the form of additional DSUs on the applicable payable date. DSUs are converted into shares of our common stock upon his or her resignation or retirement. Approximately .2 million and .2 million DSUs were outstanding as of year-end 2018 and 2017, respectively, with an aggregate value of $17 million and $20.9 million, respectively.

        We hold corporate-owned life insurance policies, the proceeds from which are payable to us upon the death of covered participants. The cash surrender values of these policies, net of outstanding loans, which are included in "Other assets" in the Consolidated Balance Sheets, were $227.4 million and $243.5 million at year-end 2018 and 2017, respectively.